Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)	Ordinary shares Class A	Ordinary shares Class B	Additional Paid-in Capital	Subscription Receivable	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non-controlling Interest	Total
Beginning Balance at Dec. 31, 2023	$ 64		$ 347,080,357	$ (40,500,000)	$ (168,679,873)	$ (5,062,516)	$ 11,182,715	$ 144,020,747
Beginning Balance (in Shares) at Dec. 31, 2023	2,162,202	2,032
Issuance of shares for private placement			101,639	500,000				601,639
Issuance of shares for private placement (in Shares)	970
Stock dividend	$ 4		10,872,746		(10,872,750)
Stock dividend (in Shares)	129,790
Restricted shares issued for services			3,654,999					3,654,999
Deregister a subsidiary							113,361	113,361
Net loss for the year					(10,487,072)		(705,479)	(11,192,551)
Foreign currency translation adjustment						(1,155,482)	57,276	(1,098,206)
Ending Balance at Jun. 30, 2024	$ 68		361,709,741	(40,000,000)	(190,039,695)	(6,217,998)	10,647,873	136,099,989
Ending Balance (in Shares) at Jun. 30, 2024	2,292,962	2,032
Beginning Balance at Dec. 31, 2023	$ 64		347,080,357	(40,500,000)	(168,679,873)	(5,062,516)	11,182,715	144,020,747
Beginning Balance (in Shares) at Dec. 31, 2023	2,162,202	2,032
Ending Balance at Dec. 31, 2024	$ 68		363,712,513	(55,906,186)	(255,789,851)	(6,072,241)	3,963,164	49,907,467
Ending Balance (in Shares) at Dec. 31, 2024	2,292,652	2,032
Issuance of shares for private placement	$ 112		9,329,888	(4,600,000)				4,730,000
Issuance of shares for private placement (in Shares)	3,720,933
Deemed distribution			(36,027,401)	39,888,604				3,861,203
Split shares			(15,906,186)	15,906,186
Split shares (in Shares)	(5,818)
Restricted shares issued for services		$ 6	4,039,994					4,040,000
Restricted shares issued for services (in Shares)		200,000
Net loss for the year					(16,381,786)		65,464	(16,316,322)
Foreign currency translation adjustment						424,714	(172,736)	251,978
Ending Balance at Jun. 30, 2025	$ 180	$ 6	$ 325,148,808	$ (4,711,396)	$ (272,171,637)	$ (5,647,527)	$ 3,855,892	$ 46,474,326
Ending Balance (in Shares) at Jun. 30, 2025	6,007,767	202,032